Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Class A_TSR Annual {Class A} - USD ($)									12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2018	Jan. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A
Accumulated Value	$ 11,928	$ 11,212	$ 10,542	$ 10,802	$ 10,774	$ 10,613	$ 10,212	$ 10,000	$ 12,540
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,995	10,772	10,551	11,513	11,866	11,331	10,334	10,000	$ 11,748
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	11,709	11,151	10,617	10,597	10,625	10,467	10,181	10,000	$ 12,214
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 11,836	$ 11,245	$ 10,686	$ 10,563	$ 10,565	$ 10,444	$ 10,179	$ 10,000	$ 12,353